Stockholders' Equity and Stock-Based Compensation (Changes in Accumulated Other Comprehensive Income by Component) (Q2) (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 28, 2024	Mar. 29, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance, beginning of period		$ 1,389		$ 3,240	$ 1,389	$ 3,240	$ 3,240
Other comprehensive income (loss):
Increase (decrease)	$ (25)		$ 7		(49)	28
Income tax impact	(1)		0		(4)	0
Total other comprehensive income (loss), net of income taxes	(26)		7		(53)	28	0	$ (67)	$ (73)
Balance, end of period	1,672				1,672		1,389	3,240
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance, beginning of period	(975)	(939)	(947)	(968)	(939)	(968)	(968)	(868)	(780)
Other comprehensive income (loss):
Increase (decrease)	(29)		7		(65)	28
Income tax impact	0		0		0	0
Total other comprehensive income (loss), net of income taxes	(29)		7		(65)	28
Balance, end of period	(1,004)	(975)	(940)	(947)	(1,004)	(940)	(939)	(968)	(868)
Net Investment Hedges
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance, beginning of period	(5)	(14)	0	0	(14)	0	0
Other comprehensive income (loss):
Increase (decrease)	4		0		16	0
Income tax impact	(1)		0		(4)	0
Total other comprehensive income (loss), net of income taxes	3		0		12	0
Balance, end of period	(2)	(5)	0	0	(2)	0	(14)	0
Pension and Postretirement Plan Benefit Adjustments
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance, beginning of period	(1)	(1)	14	14	(1)	14	14	(19)	(34)
Other comprehensive income (loss):
Increase (decrease)	0		0		0	0
Income tax impact	0		0		0	0
Total other comprehensive income (loss), net of income taxes	0		0		0	0
Balance, end of period	(1)	(1)	14	14	(1)	14	(1)	14	(19)
Accumulated Comprehensive Income (Loss)
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance, beginning of period	(981)	(954)	(933)	(954)	(954)	(954)	(954)	(887)	(814)
Other comprehensive income (loss):
Total other comprehensive income (loss), net of income taxes	(26)	(27)	7	21				(67)	(73)
Balance, end of period	$ (1,007)	$ (981)	$ (926)	$ (933)	$ (1,007)	$ (926)	$ (954)	$ (954)	$ (887)